AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-For-Sale Securities
	December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,990	$-	$-	$1,990

Available-for-sale - matures within one year:
Corporate debentures - fixed interest rate	7,713	3	(6)	7,710

	7,713	3	(6)	7,710

Available-for-sale - matures after one year through three years:
Corporate debentures - fixed interest rate	16,866	2	(148)	16,720

	16,866	2	(148)	16,720

Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	2,963	-	(44)	2,919

	2,963	-	(44)	2,919

	$29,532	$5	$(198)	$29,339

Reclassification of certain securities to long-term				18,522

				$10,817

	December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,506	$-	$-	$1,506

Available-for-sale - matures within one year:
Certificate of deposit	728	-	-	728
Government sponsored enterprises - fixed interest rate	2,089	2	-	2,091
Corporate debentures - fixed interest rate	6,863	14	(7)	6,870

	9,680	16	(7)	9,689

Available-for-sale - matures after one year through three years:
Certificate of deposit	1,248	-	(2)	1,246
Corporate debentures - fixed interest rate	15,451	10	(65)	15,396

	16,699	10	(67)	16,642

Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	2,141	-	(9)	2,132

	2,141	-	(9)	2,132

	$30,026	$26	$(83)	$29,969

Reclassification of certain securities to long-term				15,695

				$14,274

Schedule Of Unrealized Loss On Investments

	December 31, 2016
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$16,620	$185	$6,827	$13	$23,447	$198

	$16,620	$185	$6,827	$13	$23,447	$198

	December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$12,274	$49	$8,333	$32	$20,607	$81
Certificate of deposit	455	-	1,229	2	1,684	2

	$12,729	$49	$9,562	$34	$22,291	$83